Acquisitions (Fortenova) (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Assets	€ 6,335.0	€ 6,431.6
Liabilities	€ 3,838.2	€ 3,769.1